SCHEDULE OF FUTURE ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 135,577
2027	135,577
2028	135,577
2029	135,577
2030	135,577
Thereafter	1,345,033
Intangible assets, net	$ 2,022,918	$ 62,241